Income taxes (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
IncomeTaxes [Line Items]
Profit (loss) before tax	$ 458,211,348	[1]	$ 196,474,395	$ 170,328,270
Tax expense (income) at applicable tax rate	(123,717,064)		(50,100,971)	(40,878,785)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Other tax effects for reconciliation between accounting profit and tax expense (income)	(14,596,485)		4,071,180	10,357,858
Tax effect from change in tax rate	23,903		(50,071)	(856,612)
Tax effect of foreign tax rates	1,519,558		(1,700,857)	(1,308,482)
Tax effect of adjustments for tax of prior peiods	643,271		(585,257)	2,439,638
Tax expense (income), continuing operations	$ 136,126,817		$ 48,365,976	$ 30,246,383
Applicable tax rate	27.00%		25.50%	24.00%
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	3.19%		(2.07%)	(6.10%)
Tax rate effect from change in tax rate	(0.01%)		0.03%	0.50%
Tax rate effect of foreign tax rates	(0.33%)		0.86%	0.80%
Tax rate effect of adjustments for current tax of prior periods	(0.14%)		0.30%	(1.40%)
Average effective tax rate	29.71%		24.62%	17.80%

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.